INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 2,020,795		$ 1,726,961	$ 1,311,365
Federal tax, rate	21.00%	21.00%	21.00%	21.00%
State tax, rate	5.00%	5.00%	5.00%	5.00%
Valuation allowance description	the net deferred tax assets are offset by a 100% valuation allowance.		the net deferred tax assets are offset by a 100% valuation allowance.
Deferred tax asset valuation allowance	$ 2,020,795		$ 1,726,961	$ 1,311,365